Taxes Other than Income Tax	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Taxes Other than Income Tax
21.	TAXES OTHER THAN INCOME TAX

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2014	2013	2012
Property and land tax	125,666	113,254	95,402
VAT	19,439	(1,785)	1,949
Fines and penalties related to taxes	21,346	3,227	(600)
Other taxes and penalties	5,996	10,876	32,133

Total taxes other than income tax	172,447	125,572	128,884

Property and land tax includes accruals for land tax, which amounted to $13,615, $19,238 and $30,649 for the years ended December 31, 2014, 2013 and 2012, respectively. This tax is levied on the land beneath the Group’s production subsidiaries that is occupied based on the right of ownership.

Property and land tax also includes expenses for the operating lease of land, which ranges between 1 and 49 years. These land lease expenses amounted to $43,009, $49,093 and $36,457 for the years ended December 31, 2014, 2013 and 2012, respectively. The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2015	42,220
2016	40,511
2017	40,010
2018	39,508
2019	39,298

Included in other taxes and penalties related to taxes are $3,837, $4,831 and $2,785 relating to fees for the environmental restoration and air contaminant emission for the years ended December 31, 2014, 2013 and 2012, respectively.

Other taxes and penalties for the year ended December 31, 2012 includes income related to recalculation of mineral extraction tax for previous financial years of $5,137 and expense relating to mineral extraction tax risk in respect of previous financial years of $27,097.